New accounting standards or amendments for 2025 and forthcoming requirements	12 Months Ended
Dec. 31, 2025
New standards or amendments issued or amendments for 2025 and forthcoming requirements [Abstract]
New accounting standards or amendments for 2025 and forthcoming requirements
4.	New accounting standards or amendments for 2025 and forthcoming requirements

a.	New currently effective requirements

The following standards required to be applied by an entity with an annual reporting period beginning on 1 January 2025., and have been adopted by the Company. Their adoption has not any material impact on the disclosures or the amounts reported in these financial statements.

Amendments to IAS 21 – Lack of Exchangeability. Under IAS 21 The Effects of Changes in Foreign Exchange Rates, a company uses a spot exchange rate when translating a foreign currency transaction.   The amendment is effective for annual reporting periods beginning on or after January 1, 2025. The Company did not have a significant impact from the adoption of this standard.

b.	Forthcoming requirements

As of December 31, 2025, the following standards and interpretations had been issued but were not mandatory for annual reporting periods ending on December 31, 2025.

•	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity

Issued in December 2024, these amendments change the ‘own use’ and hedge accounting requirements of IFRS 9 and include targeted disclosure requirements to IFRS 7. These amendments apply only to contracts that expose an entity to variability in the underlying amount of electricity because the source of its generation depends on uncontrollable natural conditions (such as the weather). These new requirements will apply for annual reporting periods beginning on or after January 1, 2026. Early application is permitted (subject to any endorsement process). Effective date: January 1, 2026 (early adoption is available).

•	Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
a. clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
b. clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
c. add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance targets); and
d. update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments in (b) are most relevant to financial institutions, but the amendments in (a), (c) and (d) are relevant to all entities.

The amendments to IFRS 9 and IFRS 7 will be effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted subject to any endorsement process. Effective date: January 1, 2026.

•	Annual Improvements to IFRS Accounting Standards – Volume 11

Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the Accounting Standards. These amendments are to the following standards:
IFRS 1 First-time Adoption of International Financial Reporting Standards
IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7
IFRS 9 Financial Instruments
IFRS 10 Consolidated Financial Statements; and
IAS 7 Statement of Cash Flows.
Effective date:  January 1, 2026

•	Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency

In November 2025, the IASB amended IAS 21 to specify the translation procedures for an entity whose presentation currency is that of a hyperinflationary economy. The entity applies the amendments if:

o	it is functional currency is that of a non-hyperinflationary economy and it is translating its results and financial position into the currency of a hyperinflationary economy; or
o	it is translating into the currency of a hyperinflationary economy the results and financial position of a foreign operation whose functional currency is that of a non-hyperinflationary economy.
Effective date: January 1, 2027 (early adoption is permitted subject to endorsement process).

•	IFRS 18 – Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

o	the structure of the statement of profit or loss with defined subtotals;
o	requirement to determine the most useful structure summary for presenting expenses in the statement of profit or loss;
o	required disclosures in a single note within the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

o	enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
Effective date: January 1, 2027 (early adoption is permitted).

•	IFRS 19 – Subsidiaries without Public Accountability: Disclosures
This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements; and it applies instead the reduced disclosure requirements in IFRS 19.
IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries. A subsidiary is eligible if:
o	it does not have public accountability; and
o	it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.
Effective date: January 1, 2027

The Company is still in process of assessing the impact of the new accounting standards, particularly with the IFRS 18 respect to the structure of the Company´s statement of profit or loss, the statement of cashflows and the additional disclosures required for the MPMs (Management defined Performance Measures). The Company is also assessing the impact on how information is grouped in the financial statements including for items currently labelled as “other”.